INCOME TAX (Details 3) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB
INCOME TAX
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 796.1	44,787.0
Unrecognized deferred tax liability	$ 39.8	2,239.0